TAXATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
State income tax	$ 1,655	$ 1,751	$ 444	$ 6,074	$ 4,651	$ 7,824
Federal income tax					$ 0
Statutory income tax rate					21.00%	21.00%
Accrued interest or penalties					$ 0	$ 0
Description realted to federal tax return					US federal tax return and most states is 3 to 4 years
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate					25.00%